CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2024
CAPITAL MANAGEMENT
CAPITAL MANAGEMENT
18.	CAPITAL MANAGEMENT

The Company’s objectives when managing capital are:

●	To safeguard our ability to continue as a going concern in order to develop and operate our current projects;
●	Pursue strategic growth initiatives; and
●	To maintain a flexible capital structure which lowers the cost of capital.

In assessing our capital structure, we include in our assessment the components of equity consisting of common shares, stock options and warrants, and deficit that as at December 31, 2024 totalled $66,570,705 (December 31, 2023 - $65,503,020). In order to facilitate the management of capital requirements, the Company prepares annual expenditure budgets and continuously monitors and reviews actual and forecasted cash flows. The annual and updated budgets are monitored and approved by the Board of Directors. To maintain or adjust the capital structure, the Company may, from time to time, issue new shares, issue new debt, repay debt or dispose of non-core assets.

There were no changes in the Company’s approach to capital management during the years ended December 31, 2024 and 2023.